Consolidated Statements of Operations (Partenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations [Abstract]
Sales to related parties	$ 1,041	$ 851	$ 558
Services from related parties	$ 243	$ 133	$ 42